Financial instruments: (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Accounts payable and accrued liabilities USD ($)	Dec. 31, 2012 Unsecured subordinated debentures USD ($)	Dec. 31, 2012 Long-term payable USD ($)	Dec. 31, 2012 Senior financing USD ($)	Dec. 31, 2012 Senior revolving financing USD ($)	Dec. 31, 2012 Other bank financing USD ($)	Dec. 31, 2012 Other long-term debt USD ($)	Dec. 31, 2012 Operating lease commitments USD ($)	Dec. 31, 2012 Royalty payments USD ($)	Dec. 31, 2012 Royalty payments Minimum CAD	Dec. 31, 2012 Royalty payments Minimum USD ($)	Dec. 31, 2012 Royalty payments Maximum USD ($)	Dec. 31, 2012 Royalty payments Maximum CAD
Financial instruments:
Cash, cash equivalents, and short-term investments	$ 215,860
Contractual maturities of financial obligations
Carrying amount	129,231	48,509	36,185	9,836	18,812	13,185	1,171	1,533
Contractual cash flows	176,857	48,509	40,929	10,021	19,240	13,185	1,176	1,533	19,358	22,906
Contractual cash flows in less than one year	85,105	48,509	2,302	10,021	3,718	13,185	392	836	4,785	1,357
Contractual cash flows in second and third year	77,652		38,627		8,551		300	661	7,964	21,549
Contractual cash flows in fourth and fifth year	12,839				6,971		342	36	5,490
Contractual cash flows after fifth year	1,261						142		1,119
Interest rate (as a percent)			9.00%	3.72%
Effective interest rate at period end (as a percent)					2.00%	2.30%
Annual royalty payable											1,350	1,357
Annual royalty payable as a percentage of gross annual revenue											0.33%
Gross revenue for payment of royalty											13,500
Annual royalty payable													$ 28,333	28,189